EMU-Q1

Quarterly Report
May 31, 2026
MFS®  Active Intermediate Muni
Bond ETF

Principal Listing Exchange: NYSE

Portfolio of Investments
5/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 96.3%
Alabama – 5.2%
Baldwin County, AL, Industrial Development Authority, Solid Waste Disposal Rev. (Novelis Corp. Project), “A”, 5%, 6/01/2055 (Put Date 6/01/2032)	$100,000	$102,374
Baldwin County, AL, Industrial Development Authority, Solid Waste Disposal Rev. (Novelis Corp. Project), “A”, 4.3%, 3/01/2056 (Put Date 3/01/2033)	100,000	98,291
Black Belt Energy Gas District, AL, Gas Project Rev. (Project No. 8), “A”, 4%, 12/01/2052 (Put Date 12/01/2029)	165,000	165,979
Black Belt Energy Gas District, AL, Gas Project Rev., “A”, 5%, 12/01/2034	390,000	411,849
Black Belt Energy Gas District, AL, Gas Project Rev., “A”, 5.25%, 5/01/2056 (Put Date 5/01/2032)	110,000	111,738
Black Belt Energy Gas District, AL, Gas Project Rev., “B”, 5%, 12/01/2034	100,000	107,388
Black Belt Energy Gas District, AL, Gas Project Rev., “E”, 5%, 7/01/2033	275,000	289,825
Black Belt Energy Gas District, AL, Gas Project Rev., “I”, 5%, 10/01/2033	415,000	445,069
Black Belt Energy Gas District, AL, Gas Project Rev., “I”, 5%, 6/01/2036	500,000	523,118
Black Belt Energy Gas District, AL, Gas Project Rev., “B”, 5%, 12/01/2033	425,000	454,639
Black Belt Energy Gas District, AL, Gas Project Rev., “B”, 5%, 10/01/2055 (Put Date 9/01/2032)	250,000	263,780
Black Belt Energy Gas District, AL, Gas Project Rev., “D”, 5%, 3/01/2055 (Put Date 11/01/2034)	250,000	266,470
Black Belt Energy Gas District, AL, Gas Project Rev., “F”, 5%, 12/01/2034	150,000	159,524
Black Belt Energy Gas District, AL, Gas Project Rev., “F”, 5%, 12/01/2035	190,000	201,760
Coffee County, AL, Board of Education Special Tax School Warrants, AGM, 5%, 2/01/2042	500,000	539,298
Energy Southeast, AL, Cooperative District Energy Supply Rev., “B”, 5%, 9/01/2033	250,000	254,733
Jacksonville, AL, Public Educational Building Authority, Higher Education Facilities Rev. (Jacksonville State University Foundation), “A”, BAM, 5.125%, 8/01/2044	250,000	264,980
Lower Alabama Gas District, Gas Project Rev., “A”, 5%, 9/01/2034	210,000	220,884
Southeast Alabama Cooperative District, Energy Supply Rev., “C”, 5%, 5/01/2055 (Put Date 2/01/2031)	5,000	5,342
Southeast Alabama Energy Authority, “A”, 5%, 11/01/2035	250,000	260,856
		$5,147,897
Alaska – 0.5%
Alaska Municipal Bond Bank Authority, General Obligation & Refunding, “2”, 5%, 12/01/2028	$260,000	$272,198
Alaska Railroad Corp., Cruise Port Rev., AGM, 5.5%, 10/01/2039	200,000	224,247
		$496,445
Arizona – 2.0%
Arizona Industrial Development Authority, National Charter School Revolving Loan Fund Rev. (Equitable School Revolving Fund LLC), “A”, 5%, 11/01/2037	$135,000	$145,111
Arizona Industrial Development Authority, National Charter School Revolving Loan Fund Rev. (Equitable School Revolving Fund LLC), “A”, 5%, 11/01/2038	190,000	195,559
Arizona Industrial Development Authority, National Charter School Revolving Loan Fund Rev. (Equitable School Revolving Fund LLC), “A”, 5%, 11/01/2039	175,000	186,111
Arizona Industrial Development Authority, Student Housing Rev. (Provident Group - NCCU Properties LLC - North Carolina Central University Project), “A”, BAM, 5%, 6/01/2049	250,000	253,933
Maricopa County, AZ, Industrial Development Authority Rev. (Banner Health), “A”, 5%, 1/01/2034	500,000	560,357
Maricopa County, AZ, Industrial Development Authority, Single Family Mortgage Rev., “A”, 4.15%, 9/01/2040	245,000	246,773
Phoenix, AZ, Industrial Development Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), VRDN, 2.95%, 12/01/2035 (Put Date 8/01/2026)	100,000	100,000
Pima County, AZ, Industrial Development Authority, Single Family Mortgage Rev., “A”, GNMA, 6%, 7/01/2055	240,000	262,388
		$1,950,232
Arkansas – 1.0%
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “C”, 5%, 2/01/2035	$415,000	$415,064
Arkansas Development Finance Authority, Resource Recovery Rev. (Weyerhaeuser Co. Project), 3.875%, 10/15/2065 (Put Date 10/15/2032)	100,000	100,143
Arkansas Development Finance Authority, Single Family Mortgage Rev. (Mortgage-Backed Securities/Mortgage Loans Program), “B”, GNMA, 2.875%, 7/01/2057 (Put Date 5/15/2027)	100,000	99,919
Trustees of the University of Central Arkansas, Student Fee Rev., “A” , BAM, 4%, 11/01/2038	350,000	353,594
		$968,720

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
California – 4.8%
Burbank, Glendale & Pasadena, CA, Airport Authority Rev., “B”, 5%, 7/01/2037	$275,000	$305,712
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “B”, 5%, 3/01/2036	155,000	162,851
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “C”, 5.25%, 2/01/2036	100,000	109,026
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “C”, 5%, 8/01/2055 (Put Date 10/01/2032)	250,000	260,533
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “C”, 5%, 12/01/2055 (Put Date 10/01/2033)	450,000	469,792
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “D”, 5%, 2/01/2055 (Put Date 9/01/2032)	250,000	270,649
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “E”, 5%, 10/01/2056 (Put Date 5/01/2035)	250,000	270,185
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “F”, 5%, 2/01/2055 (Put Date 11/01/2032)	500,000	532,178
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “H”, 5%, 1/01/2056 (Put Date 8/01/2033)	245,000	265,392
California Housing Finance Agency Municipal Certificates, “A”, 4.375%, 9/20/2036	242,545	245,229
California Municipal Finance Authority Refunding Rev. (California Baptist University), “A”, 5%, 11/01/2035	250,000	263,340
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5%, 11/01/2033	170,000	178,735
California Statewide Communities Development Authority, Infrastructure Program Rev., “C-2”, 5%, 9/02/2028	85,000	88,349
California Statewide Communities Development Authority, Infrastructure Program Rev., “C-2”, 5%, 9/02/2029	100,000	105,325
Central Valley, CA, Energy Authority, Commodity Supply Rev., 5%, 12/01/2055 (Put Date 8/01/2035)	100,000	107,459
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5.25%, 5/15/2038	350,000	361,345
San Bernardino County, CA, Housing Authority General Rev. (Valencia Grove II Apartments), “A”, 4.125%, 7/01/2036	500,000	502,120
Santa Barbara County, CA, Lompoc Valley Medical Center Rev., 5%, 2/01/2034	195,000	204,067
		$4,702,287
Colorado – 4.9%
Adams & Arapahoe Counties, CO, Joint School District No. 28J, Certificates of Participation, BAM, 5.25%, 12/01/2043	$110,000	$119,928
Adams County, CO, Bromley Park Metropolitan District No. 3, General Obligation, AGM, 5%, 12/01/2039	225,000	242,610
Arapahoe County, CO, Cherry Creek School District No. 5, General Obligation, 5.25%, 12/15/2042	500,000	563,106
Bennett, CO, Wastewater Rev., AGM, 5%, 12/01/2044	250,000	267,182
Boulder County, CO, STC Metropolitan District No. 2, General Obligation & First Lien Special Refunding Rev., “A-1”, AGM, 5%, 12/01/2036	215,000	231,730
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (Stargate Charter School Project), “A”, 5.25%, 12/01/2045	100,000	101,064
Colorado Health Facilities Authority Refunding Rev. (Frasier Meadows Manor), “A”, 5%, 5/15/2040	100,000	105,256
Colorado Health Facilities Authority Rev. (Covenant Living Communities & Services), “A”, 5%, 12/01/2035	245,000	265,406
Colorado Housing Catalyst General Credit Enhanced, Multi-Family Housing Rev. (Village on Eastbrook Apartments Project), “A”, 5%, 5/01/2044	275,000	284,188
Denver, CO, City & County Board of Water Commissioners, Water Rev., “A”, 5%, 9/15/2047	210,000	212,207
Denver, CO, City & County Housing Authority, Multi-Family Housing Rev. (4965 Washington Street Project), “A”, 5%, 12/01/2045	10,000	10,266
Denver, CO, Department of Aviation Airport System Rev., “A”, 5%, 11/15/2029	110,000	113,176
Douglas County, CO, Lanterns Metropolitan District No. 1, Limited Tax General Obligation Refunding & Improvement, AGM, 5%, 12/01/2034	250,000	265,327
Douglas County, CO, Mirabelle Metropolitan District No. 2, Limited Tax General Obligation Refunding, “A”, AGM, 5%, 12/01/2040	105,000	111,484
Grand River, CO, Hospital District, Garfield & Mesa Counties, General Obligation, AGM, 6%, 12/01/2043	250,000	290,235
Jefferson County, CO, City of Arvada, Jefferson Center Metropolitan District No. 2, Special Refunding Rev., “A”, 5%, 12/01/2036	100,000	100,516
Larimer County, CO, Berthoud-Heritage Metropolitan District No. 1, Limited Tax General Obligation Refunding, AGM, 5%, 12/01/2038	135,000	144,615
Larimer County, CO, Berthoud-Heritage Metropolitan District No. 1, Limited Tax General Obligation Refunding, AGM, 5%, 12/01/2039	125,000	132,804
Lone Tree, CO, Rampart Range Metropolitan District No. 1, Limited Tax Supported & Special Rev., AGM, 5%, 12/01/2044	300,000	313,209
Montrose, CO, Sewer Utility Rev., BAM, 5%, 12/01/2044	300,000	322,860
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Improvement & Refunding Rev., AGM, 5%, 12/01/2044	300,000	315,851
Routt County, CO, Airport Rev. (Yampa Valley Regional Airport), 5.25%, 6/01/2044 (w)	220,000	235,708

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Colorado – continued
Weld County, CO, Greeley City Center West Residential Metropolitan District No. 2, General Obligation Refunding Rev., AGM, 5.5%, 12/01/2045	$100,000	$107,030
		$4,855,758
Connecticut – 1.0%
Connecticut Health & Educational Facilities Authority Rev. (Fairfield University Issue), “W”, 5%, 7/01/2044	$500,000	$540,213
Connecticut Higher Education Supplemental Loan Authority, State Supported Rev. (CHESLA Loan Program), “B”, 5%, 11/15/2036	100,000	107,261
Connecticut Higher Education Supplemental Loan Authority, State Supported Rev. (CHESLA Loan Program), “B-1”, 5.25%, 11/15/2034	250,000	272,561
Stamford, CT, Housing Authority Rev. (Mozaic Concierge Living Project), “D”, 4.25%, 10/01/2030	100,000	100,941
		$1,020,976
Delaware – 0.2%
Delaware Housing Authority, Senior Single Family Rev., “A”, GNMA, 5.75%, 1/01/2055	$225,000	$243,555
District of Columbia – 0.5%
District of Columbia, Housing Finance Agency, Collateralized Multi-Family Housing Mortgage Rev. (Belmont Crossing Phase II), 5%, 3/01/2029 (Put Date 2/01/2028)	$100,000	$103,023
District of Columbia, Housing Finance Agency, Multi-Family Housing Rev. (2911 Rhode Island Avenue Apartments Project), “A”, FHA, 5%, 3/01/2028	250,000	258,064
Metropolitan Washington, D.C., Airports Authority System Refunding Rev., “A”, 5%, 10/01/2036	115,000	118,488
		$479,575
Florida – 5.5%
Brevard County, FL, Health Facilities Authority, Hospital Rev. (Health First Obligated Group), “A”, 5%, 7/01/2036	$500,000	$556,176
Charlotte County, FL, Industrial Development Authority, Utility System Rev. (Town & Country Utilities Project), 5.125%, 10/01/2035	100,000	102,375
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2036	125,000	125,094
Florida Capital Trust Authority, Educational Facilities Rev. (Madrone - Florida Tech Student Housing I LLC - Florida Institute of Technology Project), “A”, 4.75%, 7/01/2040	100,000	100,356
Florida Development Finance Corp. Rev. (Brightline Florida Passenger Rail Project), AGM, 5%, 7/01/2044	175,000	172,363
Florida Development Finance Corp., Educational Facilities Rev. (Renaissance Charter School, Inc. Projects), “A”, 4.9%, 6/15/2035	250,000	259,739
Florida Higher Educational Facilities Financing Authority Rev. (Nova Southeastern University Project), 5%, 4/01/2036	105,000	105,079
Florida Housing Finance Corp., Multi-Family Mortgage Rev. (The Enclave at Canopy Park), “I”, 3.3%, 7/01/2058 (Put Date 1/01/2028)	250,000	250,600
Florida Local Government Finance Commission, Senior Living Rev. (Fleet Landing at Nocatee Project), “B-2”, 4.45%, 11/15/2031	200,000	201,244
Florida Pompano Beach Rev. (John Knox Village Project), 5%, 9/01/2039	150,000	150,071
Greater Orlando, FL, Aviation Authority, Airport Facilities Rev., 5.25%, 10/01/2042	250,000	272,809
Hillsborough County, FL, Aviation Authority, Tampa International Airport Rev., “A”, 5%, 10/01/2035	180,000	192,846
Lee County, FL, Airport Rev., “A-1”, 5.25%, 10/01/2044	150,000	162,024
Lee County, FL, Airport Rev., “B”, 4%, 10/01/2038	250,000	249,112
Lee County, FL, Industrial Development Authority, Healthcare Facilities Rev. (Shell Point Obligated Group), “C”, 5%, 11/15/2044	200,000	206,285
Miami Beach, FL, Health Facilities Authority, Hospital Refunding Rev. (Mount Sinai Medical Center of Florida), “A”, 5%, 11/15/2039	500,000	554,357
Miami-Dade County, FL, Aviation Rev., “A”, 5%, 10/01/2038	250,000	250,629
Miami-Dade County, FL, Industrial Development Authority, Educational Facilities Rev. (Mater Academy Projects), 5%, 6/15/2041 (w)	110,000	114,102
Miami-Dade County, FL, Seaport Refunding Rev., “A”, 5%, 10/01/2036	250,000	267,750
Palm Beach County, FL, Airport System Rev., “B”, 5.25%, 10/01/2043	175,000	189,543
Pasco County, FL, Solid Waste Disposal & Resource Recovery System Rev., “A”, 5%, 10/01/2038	665,000	726,545
Pensacola, FL, Airport Rev., 5.25%, 10/01/2043	200,000	216,650
		$5,425,749
Georgia – 3.0%
Atlanta, GA, Urban Residential Finance Authority, Multi-Family Housing Rev. (North Block), 3.4%, 2/01/2029 (Put Date 2/01/2028)	$100,000	$100,429
Cobb County, GA, Development Authority, Student Housing Junior Subordinate Refunding Rev. (KSU Housing Real Estate Foundations Projects.), “C”, 5%, 6/15/2037	110,000	117,697
Commerce, GA, School District General Obligation, 6%, 8/01/2043	250,000	294,138

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Georgia – continued
DeKalb County, GA, Housing Authority, Affordable Multi-Family Housing Refunding Rev. (The Avenues of North Decatur), 4.125%, 12/01/2034	$120,000	$119,824
Fulton County, GA, Development Authority Rev. (Georgia Tech Facilities, Inc.), 5%, 6/15/2044	430,000	443,590
Georgia Main Street Energy, Inc., Energy Project Rev., “D”, 5%, 12/01/2033	250,000	264,535
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “A”, 5%, 5/01/2054 (Put Date 9/01/2031)	210,000	225,422
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “A”, 5%, 6/01/2055 (Put Date 6/01/2032)	345,000	370,680
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “E”, 5%, 5/01/2055 (Put Date 12/01/2032)	250,000	265,131
Paulding County, GA, Hospital Authority Rev. (Wellstar Health System, Inc.), “A”, 5%, 4/01/2036	500,000	564,378
Savannah, GA, Convention Center Authority Rev. (Convention Center Hotel First Tier), “A”, 5.25%, 6/01/2040	100,000	107,003
Savannah, GA, Convention Center Authority Rev. (Convention Center Hotel Second Tier), “B”, 5.5%, 6/01/2040	135,000	137,656
		$3,010,483
Hawaii – 0.4%
Hawaii Airports System Rev., “C”, 5%, 7/01/2043	$200,000	$213,473
Hawaii Harbor System Rev., “A”, 4%, 7/01/2036	215,000	216,468
		$429,941
Idaho – 0.1%
Idaho Health Facilities Authority Rev. (St. Luke's Health System Project), “C”, 5%, 3/01/2060 (Put Date 3/01/2035)	$70,000	$77,735
Illinois – 5.4%
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5.25%, 4/01/2033	$100,000	$109,696
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, 7%, 12/01/2042 (n)	250,000	257,102
Chicago, IL, General Obligation, “A”, 5%, 1/01/2028	130,000	132,359
Chicago, IL, General Obligation, “A”, 5%, 1/01/2041	100,000	100,690
Chicago, IL, Midway Airport Refunding Rev., “A”, 5%, 1/01/2028	250,000	258,302
Cook County, IL, Community College District No. 152 1/2 (Hazel Crest), AGM, 5%, 12/01/2036	300,000	332,121
Illinois Finance Authority Rev. (Springfield Sustainable Energy Partners), 5%, 4/01/2039	500,000	547,175
Illinois Finance Authority Rev. (The Moorings of Arlington Heights), “A”, 5%, 11/01/2036	125,000	133,480
Illinois Finance Authority Rev. (University of Chicago), “A”, 5.25%, 4/01/2043	100,000	108,604
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 4.25%, 7/01/2041	100,000	100,577
Illinois Finance Authority, Student Housing & Academic Facility Rev. (CHF - Chicago LLC - University of Illinois at Chicago Project), “A”, 5%, 2/15/2037	200,000	200,583
Illinois Finance Authority, Surface Freight Transfer Facilities Rev. (Centerpoint Joliet Terminal Railroad Project), 4.8%, 12/01/2043 (Put Date 7/02/2035)	200,000	206,718
Illinois Sales Tax Securitization Corp., “A”, 5%, 1/01/2044	270,000	276,948
Illinois State Toll Highway Authority, Senior Rev., “A”, 5.25%, 1/01/2045	150,000	161,804
Lake County, IL, Mundelein Park & Recreation District, General Obligation Park Bonds (Alternate Rev. Source), “B”, 5%, 3/01/2039	205,000	224,694
Northeastern, IL, Board of Trustees, University Certificates of Participation (Capital Improvement Projects), BAM, 5.25%, 7/01/2037	100,000	108,693
Paris, IL, Union School District No. 95, General Obligation, AGM, 5%, 11/01/2045	250,000	261,801
Richland, Wayne, Jasper, Clay and Lawrence Counties, IL, Community Unit School District No. 1, General Obligation, BAM, 5%, 12/01/2038	670,000	735,610
St. Clair County, IL, Community Unit School District No. 187, General Obligation, “A”, AGM, 5%, 1/01/2040 (w)	395,000	423,695
State of Illinois, General Obligation, 5.5%, 5/01/2039	250,000	265,761
Tazewell County, IL, School District No. 52, General Obligation, BAM, 6.5%, 12/01/2042	100,000	117,712
Trustees of the University of Illinois, Housing and Auxiliary Facilities System Rev., “A” , BAM, 5%, 4/01/2039	310,000	326,271
		$5,390,396
Indiana – 1.8%
Gary/Chicago, IN, International Airport Authority, Development Zone Rev., AGM, 5.25%, 2/01/2042	$100,000	$109,596
Indiana Finance Authority Rev. (Greenwood Village South Project), “C-2”, 3.75%, 5/15/2032	100,000	100,074
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/2036	120,000	129,542
Indiana Finance Authority, Educational Facilities Rev. (DePauw University Project), 5%, 10/01/2041	255,000	268,712
Indiana Finance Authority, Senior Living Rev. (Indiana Masonic Home Project), “A”, 4.3%, 5/01/2029	100,000	101,359

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Indiana – continued
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev., “1A”, 4%, 6/01/2046	$100,000	$96,109
Lawrence County, IN, North Lawrence Community School Buildings Corp., Ad Valorem Property Tax First Mortgage, 5%, 7/15/2038	100,000	109,615
Madison, IN, Consolidated School Building Corp., Ad Valorem Property Tax First Mortgage, 5%, 7/15/2038	500,000	553,896
Westfield Washington, IN, Multi-School Building Corp. (Hamilton County), “A”, BAM, 5.25%, 7/15/2043	250,000	272,481
		$1,741,384
Iowa – 0.4%
Iowa Student Loan Liquidity Corp. Rev., “B”, 5%, 12/01/2033	$250,000	$266,631
PEFA, Inc., Iowa Gas Project Rev., “A”, 5%, 4/01/2035 (w)	100,000	106,513
		$373,144
Kansas – 1.0%
Garden City, KS, Sales Tax Special Obligation Rev. (Sports of the World Star Bond Project-Phase II), 4.25%, 6/01/2033	$100,000	$100,476
Miami County, KS, Osawatomie Unified School District No. 367, General Obligation, BAM, 5.25%, 9/01/2042	300,000	321,375
Sedgwick County, KS, Unified School District No. 263, General Obligation School Building, “A”, AGM, 5%, 9/01/2039	500,000	546,352
		$968,203
Kentucky – 1.2%
Kentucky Bond Development Corp., Hospital Rev. (Baptist Healthcare System Obligated Group), “A”, AGM, 5%, 8/15/2055 (Put Date 8/15/2035)	$500,000	$559,216
Kentucky Economic Development Finance Authority Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2032	125,000	131,636
Kentucky Economic Development Finance Authority Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2035	125,000	130,625
Kentucky Public Energy Authority, Gas Supply Rev., “B”, 5%, 12/01/2033	370,000	380,295
		$1,201,772
Louisiana – 2.6%
Board of Supervisors of Louisiana State University & Agriculture & Mechanical College, Auxiliary Rev., BAM, 5%, 7/01/2035	$250,000	$283,794
Juban Crossing, LA, Economic Development District Refunding Rev. (General Infrastructure Projects), “C”, 5%, 9/15/2036	250,000	271,376
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Calcasieu Parish School Project), BAM, 5%, 12/01/2039	250,000	270,858
New Orleans, LA, Aviation Board General Airport Rev. (North Terminal Project), “B”, 5%, 1/01/2036	355,000	357,643
New Orleans, LA, Public Improvement, “A”, 5%, 12/01/2034 (w)	250,000	270,980
Ruston, LA, Sales Tax Rev., AGM, 5%, 6/01/2036	500,000	555,600
St. Tammany Parish, LA, Hospital Service District No. 1, Hospital Rev., “A”, 5%, 7/01/2056 (Put Date 7/01/2036) (w)	500,000	555,770
		$2,566,021
Maine – 0.6%
Maine Finance Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc. Project), 4.625%, 12/01/2047 (Put Date 6/01/2035)	$100,000	$103,366
Maine Finance Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc. Project), “R-3”, 5%, 8/01/2035	100,000	105,142
Maine Finance Authority, Student Loan Rev. (Supplemental Education Loan Program), “A-1”, AGM, 5%, 12/01/2037	70,000	72,064
Maine Health & Higher Educational Facilities Authority Rev. (University of New England), “B”, 4%, 7/01/2037	300,000	300,453
		$581,025
Maryland – 0.8%
Maryland Economic Development Corp., Senior Student Housing Rev. (Morgan State University O'Connell Project), “A”, AGM, 5%, 7/01/2039	$350,000	$383,694
Maryland Health & Higher Educational Facilities Authority Rev. (Kennedy Krieger Institute, Inc.), “A”, 5.25%, 7/01/2044	100,000	105,697
Maryland Health & Higher Educational Facilities Authority Rev. (Maryland Institute College of Art), 4%, 6/01/2042	210,000	183,217
Maryland Health & Higher Educational Facilities Authority Rev. (TidalHealth, Inc.), “C”, AGM, 5%, 7/01/2042	100,000	108,426
		$781,034
Massachusetts – 2.9%
Dover, MA, General Obligation Municipal Purpose Loan, 5%, 6/15/2039	$115,000	$128,473
Massachusetts Development Finance Agency Refunding Rev. (Mass General Brigham), “A”, 5%, 7/01/2041	250,000	277,018
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), “A”, 5%, 7/01/2036	500,000	506,712

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Massachusetts – continued
Massachusetts Development Finance Agency Rev. (Boston Medical Center), “D”, 5%, 7/01/2044	$235,000	$235,040
Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute), “Q”, 5%, 12/01/2039	370,000	410,938
Massachusetts Development Finance Agency Rev. (Middlesex Sustainable Energy Partners), “A”, 5.5%, 10/01/2039	250,000	279,557
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2037 (n)	125,000	126,046
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “I”, 5%, 7/01/2041	165,000	165,100
Massachusetts Development Finance Agency Rev. (Wentworth Institute of Technology), 5%, 10/01/2046	125,000	120,578
Massachusetts Development Finance Agency, Refunding Rev. (Lasell Village, Inc.), 5%, 7/01/2034	195,000	211,523
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5%, 7/01/2029	300,000	318,072
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2039	105,000	108,732
		$2,887,789
Michigan – 2.1%
Ionia, MI, Public Schools, General Obligation Unlimited Tax Building Site Bonds, “I”, 5%, 5/01/2044	$500,000	$541,555
Kent County, MI, Wyoming Public Schools, Unlimited Tax General Obligation Building & Site Bonds, BAM, 5%, 5/01/2040	250,000	274,494
Michigan Strategic Fund, Limited Obligation Rev. (I-75 Improvement Project), 5%, 12/31/2043	500,000	504,301
Oakland, Washtenaw, & Livingston Counties, MI, South Lyon Community Schools, School Building & Site Bonds (General Obligation-Unlimited Tax), “I”, 5%, 5/01/2044	500,000	539,428
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2042	250,000	252,938
		$2,112,716
Minnesota – 2.3%
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 5%, 2/15/2037	$150,000	$152,739
Edina, MN, General Obligation Capital Improvement Plan and Sales Tax Rev., “B”, 4%, 2/01/2042	250,000	253,535
Minneapolis, MN, Health Care Systems Rev. (Fairview Health Services), “A”, 5%, 11/15/2035	160,000	164,084
Minnesota General Obligation State Trunk Highway Rev., “B”, 4%, 8/01/2041	500,000	507,793
Minnesota Housing Finance Agency, Residential Housing Finance Rev., “F”, 5.75%, 7/01/2053	195,000	206,314
Minnesota Municipal Gas Agency, Gas Project Rev. (D/B/A Minnesota Community Energy), “A”, 5%, 9/01/2035	100,000	104,590
Minnetonka, MN, Independent School District No. 276, General Obligation School Building, Capital Appreciation Bonds, “A”, 0%, 2/01/2043	200,000	100,935
Saint Paul, MN, Metropolitan Airports Commission Subordinate Rev., “B”, 5.25%, 1/01/2042	190,000	204,966
St. Cloud, MN, Health Care Rev. (CentraCare Health System), 5%, 5/01/2036	500,000	564,263
		$2,259,219
Missouri – 1.4%
Johnson County, MO, Knob Noster R-VIII School District, COP, 5%, 4/01/2043	$300,000	$312,839
Missouri Health & Educational Facilities Authority, Health Facilities Rev. (BJC Health System), “A”, 5%, 4/01/2036	750,000	857,398
Sikeston, MO, Board of Municipal Utilities Lessee, Certificates of Participation, 5%, 9/01/2041	220,000	232,584
		$1,402,821
Montana – 0.2%
Montana Facility Finance Authority, Health Facilities Rev. (Bozeman Deaconess Health Services Obligated Group), “B”, 5%, 6/01/2056 (Put Date 6/01/2036)	$155,000	$172,408
Nebraska – 0.3%
Omaha, NE, Airport Authority, Airport Facilities Rev., AGM, 5.25%, 12/15/2040	$300,000	$329,214
New Hampshire – 1.3%
National Finance Authority, NH, Affordable Housing Certificates (Arc70), “A-1”, 4.125%, 4/20/2043 (Put Date 3/01/2036)	$299,775	$294,245
National Finance Authority, NH, Affordable Housing Certificates, “A-1”, 4.75%, 6/20/2041 (Put Date 6/01/2035)	249,232	256,040
New Hampshire Business Finance Authority, Water Facility Rev. (Pennichuck Water Works, Inc. Project), “A”, 5.75%, 4/01/2035	105,000	116,677
New Hampshire Health & Education Facilities Authority Rev. (Dartmouth Hitchcock Obligated Group), “A”, 5%, 8/01/2038	250,000	254,707
New Hampshire Health & Education Facilities Authority, Education Loan Rev. (Granite Advance Corp. Issue), “B”, 5%, 10/01/2035	125,000	136,532
New Hampshire National Finance Authority, Municipal Certificates, “A-1”, 4.085%, 1/20/2041	98,917	96,881
New Hampshire National Finance Authority, Municipal Certificates, “A-2”, 4.085%, 1/20/2041	98,917	95,889
		$1,250,971

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
New Jersey – 1.4%
New Jersey Economic Development Authority, Dock & Wharf Facility Rev. (Repauno Port & Rail Terminal Project), 6.375%, 1/01/2035	$100,000	$105,122
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Refunding Rev., “A”, 5%, 12/01/2036 (w)	165,000	180,499
New Jersey Tobacco Settlement Financing Corp., “A”, 5.25%, 6/01/2046	215,000	215,230
New Jersey Transportation Trust Fund Authority, “A”, 4.25%, 6/15/2040	210,000	211,977
New Jersey Transportation Trust Fund Authority, “CC”, 5%, 6/15/2042	250,000	271,704
Passaic County, NJ, Improvement Authority, Charter School Rev. (Paterson Charter School for Science & Technology, Inc. Project), 4.125%, 7/01/2033	90,000	91,354
South Jersey, NJ, Port Corp., Subordinated Marine Terminal Rev., “B”, 5%, 1/01/2042	260,000	262,746
		$1,338,632
New Mexico – 0.6%
New Mexico Municipal Energy Acquisition Authority, Gas Supply Refunding Rev., 5%, 6/01/2054 (Put Date 11/01/2030)	$100,000	$106,701
Santa Fe County, NM, Multi-Family Housing Rev. (Cresta Ranch Apartments), 3.29%, 12/10/2049 (Put Date 6/01/2028)	500,000	501,396
		$608,097
New York – 4.8%
Geneva, NY, Development Corp. Rev. (Hobart & William Smith Colleges Project), 5%, 2/01/2039	$500,000	$548,206
New York Dormitory Authority Rev. (New School), “A”, 5%, 7/01/2042	250,000	259,300
New York Dormitory Authority Rev. (White Plains Hospital Obligated Group), AGM, 5.25%, 10/01/2044	175,000	187,935
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2029	120,000	123,440
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 6%, 4/01/2035	250,000	275,764
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), AGM, 5.5%, 6/30/2042	245,000	260,224
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project, Green Bonds), 6%, 6/30/2040	250,000	282,953
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), 5%, 12/01/2032	200,000	216,445
New York, NY, City Housing Development Corp., Multi-Family Housing Rev., “F-2”, 3.4%, 11/01/2064 (Put Date 1/02/2029)	500,000	502,407
New York, NY, City Housing Development Corp., Multi-Family Mortgage Rev. (8 Spruce Street), “E”, 4.375%, 12/15/2031	100,000	101,645
New York, NY, Transitional Finance Authority Rev., “D”, 5%, 5/01/2042	250,000	271,791
New York, NY, Transitional Finance Authority Rev., “D-1”, 4%, 11/01/2042	250,000	245,910
Rensselaer County, NY, Capital Resource Corp., Energy Performance Lease Rev. (Van Rensselaer Manor Nursing Home Project), 5%, 4/01/2038	500,000	561,695
Rockland County, NY, Solid Waste Management Authority, Special Obligation Rev. (Animal Shelter Project), “A”, 5.5%, 12/15/2044	340,000	377,139
Troy, NY, Capital Resource Corp. Rev. (Rensselaer Polytechnic Institute Project), 5%, 9/01/2036	500,000	556,767
		$4,771,621
North Carolina – 2.6%
Greater Asheville, NC, Regional Airport Authority System Rev., “A”, AGM, 5.25%, 7/01/2038	$500,000	$541,335
North Carolina Housing Finance Agency, Home Ownership Rev. (1998 Trust Agreement), 6.25%, 7/01/2057	125,000	142,020
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2030	125,000	127,180
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Porters Neck Village), “A”, 4%, 1/01/2036	240,000	239,529
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Porters Neck Village), “A”, 5%, 1/01/2041	400,000	418,929
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Refunding Rev. (Pennybyrn at Maryfield), 5.25%, 10/01/2037	100,000	108,421
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Deerfield Episcopal Retirement Community Project), “A”, 5.25%, 11/01/2046	250,000	259,688
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Penick Village Project), “B-3”, 4.25%, 9/01/2028	500,000	501,049
Raleigh, NC, Housing Authority, Multi-Family Housing Rev. (919 at Cross Link), “B”, 5%, 8/01/2028 (Put Date 8/01/2027)	250,000	255,657
		$2,593,808

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
North Dakota – 0.3%
Grand Forks, ND, Health Care Systems Rev. (Altru Health System), 5%, 12/01/2030	$120,000	$125,957
Horace, ND, Refunding Improvement, “C”, 5.5%, 5/01/2038	125,000	128,455
		$254,412
Ohio – 1.6%
Buckeye, OH, Tobacco Settlement Financing Authority, Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2033	$250,000	$268,295
Columbus, OH, Metropolitan Housing Authority, General Rev. (Demorest Townhomes II Project), “A”, 4%, 5/01/2034	100,000	99,682
Columbus, OH, Metropolitan Housing Authority, General Rev. (Orchards Project & Eden Park Project), 5%, 12/01/2034	250,000	262,956
Columbus, OH, Regional Airport Authority Rev. (John Glenn Columbus International Airport), “A”, AGM, 5%, 1/01/2035	100,000	110,364
Cuyahoga County, OH, Hospital Rev. (MetroHealth System), 5.5%, 2/15/2052	350,000	350,165
Erie & Sandusky Counties, OH, Margaretta Local School District (Ohio Certificates of Participation School Facilities Project), BAM, 5.5%, 10/01/2037	145,000	159,684
Ohio State Healthcare Facility Rev. (Otterbein Homes Obligated Group), 4%, 7/01/2036	240,000	242,262
Shelby & Darke Counties, OH, Fort Loramie Local School District, Certificates of Participation, 5.25%, 12/01/2045	115,000	118,790
		$1,612,198
Oklahoma – 2.8%
Cleveland County, OK, Home Loan Authority, Single Family Mortgage Rev., “A”, GNMA, 5.75%, 1/01/2056	$250,000	$272,334
Garvin County, OK, Educational Facilities Authority Lease Rev. (Elmore City-Pernell Public Schools Project), 5%, 9/01/2038	250,000	264,487
Lawton, OK, Industrial Development Authority, Sales Tax Rev., “A”, 5%, 7/01/2044	300,000	316,608
McCurtain County, OK, Educational Facilities Authority Rev. (Broken Bow Public Schools Project), 5%, 9/01/2036	500,000	558,307
Oklahoma City, OK, Public Property Authority, Arena Sales Tax Rev., 5%, 6/01/2034 (w)	750,000	851,501
Rogers County, OK, Educational Facilities Authority Lease Rev. (Oologah-Talala Public Schools Project), 5%, 9/01/2034	125,000	134,853
Tulsa County, OK, Home Finance Authority, Single Family Mortgage Rev., “A”, GNMA, 5.75%, 7/01/2056	125,000	135,632
Tulsa, OK, Airport Improvement Trust General Rev., “A”, BAM, 5%, 6/01/2028	245,000	254,560
		$2,788,282
Oregon – 1.0%
Albany, OR, Hospital Facility Authority, Senior Living Rev. (Mennonite Village Project), “A”, 5%, 5/15/2036	$210,000	$227,234
Albany, OR, Hospital Facility Authority, Senior Living Rev. (Mennonite Village Project), “A”, 5.25%, 5/15/2045	100,000	103,649
Oregon Facilities Authority Rev. (Legacy Health Project), “A”, 5%, 6/01/2035	180,000	180,116
Oregon Facilities Authority Rev. (Legacy Health Project), “A”, 5%, 6/01/2046	105,000	105,028
Union County, OR, Hospital Facility Authority Rev. (Grande Ronde Hospital Project), 5%, 7/01/2040	150,000	153,875
Washington, Clackamas, and Yamhill Counties, OR, Sherwood School District No. 88, General Obligation, Capital Appreciation, “A”, 0%, 6/15/2034	250,000	179,402
		$949,304
Pennsylvania – 8.3%
Adams County, PA, General Authority Rev. (Brethren Home Community Project), “A”, 5%, 6/01/2034	$120,000	$126,496
Allegheny County, PA, Airport Authority Rev. (Pittsburgh International Airport), “A”, AGM, 5%, 1/01/2036	215,000	236,007
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 5%, 4/01/2036	245,000	251,365
Allegheny County, PA, North Allegheny School District, General Obligation (Limited Tax), 4%, 5/01/2035	500,000	508,808
Chester County, PA, Health & Education Facilities Authority Rev. (Tel Hai Retirement Community Project), 5.125%, 6/01/2046	195,000	200,725
Cumberland County, PA, Cumberland Valley School District, General Obligation, AGM, 5%, 11/15/2046	165,000	173,102
Cumberland County, PA, Municipal Authority Rev. (Dickinson College Project), “A”, 5%, 11/01/2039	185,000	187,835
DuBois, PA, Hospital Rev. (Penn Highlands Healthcare), 5%, 7/15/2036	140,000	140,236
Erie County, PA, Sewer Authority Rev., BAM, 5%, 12/01/2042	165,000	175,140
Erie, PA, Higher Education Building Authority Rev. (AICUP Financing Program-Gannon University Project), “XX1”, 4%, 5/01/2033	100,000	97,911
Lancaster, PA, Municipal Authority, Healthcare Facilities Rev. (Luthercare Project), “A”, 4%, 12/01/2035	240,000	242,345
Luzerne County, PA, Hanover Area School District, General Obligation, BAM, 5%, 6/01/2043	100,000	106,343
Mercer County, PA, Hermitage Municipal Authority, Guaranteed Sewer Rev., 4%, 2/01/2039	500,000	501,483
Minersville, PA, Area School District, General Obligation, AGM, 5%, 4/01/2038 (w)	500,000	528,512
Northampton County, PA, General Purpose Authority, Hospital Rev. (St. Luke’s University Health Network Project), “A-1”, 5%, 8/15/2044	140,000	146,466
Pennsylvania Economic Development Financing Authority Rev. (University of Pittsburg Medical Center), “A”, 5%, 3/15/2060 (Put Date 3/15/2035)	280,000	305,564

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Pennsylvania – continued
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), 5.25%, 6/30/2036	$165,000	$178,248
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5.5%, 6/30/2042	500,000	542,375
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (Rapid Bridge Replacement Project), 5%, 12/31/2034	500,000	500,399
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “1A”, 4.125%, 6/01/2045	106,000	103,426
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “1A”, 4.75%, 6/01/2046	83,000	81,514
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), 5%, 5/01/2036	500,000	543,472
Pennsylvania Housing Finance Agency, Multi-Family Housing Development (Country Commons Apartments), FNMA, 3.6%, 8/01/2035	179,516	176,451
Pennsylvania Public School Building Authority, College Rev. (Delaware County Community College Project), BAM, 5.25%, 10/01/2044	265,000	277,641
Pennsylvania School District Authority Rev. (William Penn School District Project), “B”, BAM, 5%, 3/15/2043	100,000	104,878
Pennsylvania Turnpike Commission Rev., “A”, 5%, 12/01/2045	500,000	541,605
Philadelphia, PA, Hospitals and Higher Education Facilities Authority Rev. (Temple University Health System Obligated Group), AGM, 5%, 7/01/2036	115,000	124,257
Philadelphia, PA, Housing Authority, General Rev. (PHA Headquarters Project), 5%, 5/01/2039	250,000	255,162
Southeastern Pennsylvania Transportation Authority Rev. (Asset Improvement Program), 5.25%, 6/01/2047	135,000	142,563
West Cornwall, PA, Municipal Authority Healthcare Facilities Rev. (Lebanon Valley Brethren Home Project), “A”, 5.125%, 11/15/2046	675,000	692,792
		$8,193,121
Puerto Rico – 1.0%
Commonwealth of Puerto Rico, General Obligation Restructured, “A-1”, 5.625%, 7/01/2027	$300,000	$304,734
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2030	325,000	329,350
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	250,000	249,187
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2033	201,000	156,207
		$1,039,478
Rhode Island – 1.0%
Providence, RI, Public Buildings Authority Rev. (Capital Improvement Program Projects), “A”, AGM, 5%, 9/15/2035	$375,000	$381,791
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2034 (w)	250,000	271,313
Rhode Island Student Loan Authority, Education Loan Rev., “B”, 5%, 12/01/2033	250,000	270,846
Rhode Island Student Loan Authority, Education Loan Rev., “B”, 4.125%, 12/01/2043	65,000	63,838
		$987,788
South Carolina – 1.2%
Charleston, SC, Housing Authority Rev. (1800 Ashley West), 4.5%, 9/01/2035	$100,000	$101,287
South Carolina Jobs-Economic Development Authority, Economic Development Rev. (Foothill Affordable Housing Foundation - Paddock Club and Fairway Projects), FHLMC, 4%, 3/01/2062 (Put Date 3/01/2035)	100,000	100,757
South Carolina Jobs-Economic Development Authority, Environmental Improvement Refunding Rev. (International Paper Company Project), “A”, 3.95%, 4/01/2033	110,000	109,963
South Carolina Jobs-Economic Development Authority, Health Care Facilities Rev. (Novant Health Obligated Group), “A”, 5.5%, 11/01/2045	260,000	284,230
South Carolina Jobs-Economic Development Authority, Residential Development Rev. (Latitude at Wescott), 4%, 11/01/2035	200,000	198,896
South Carolina Jobs-Economic Development Authority, Solid Waste Disposal Rev. (Enerra South Carolina Project), 3.7%, 12/15/2027 (Put Date 12/01/2026)	105,000	104,942
South Carolina Medical University Hospital Authority, FHA-Insured Hospital Mortgage Rev. (Nexton Project), 5.25%, 5/15/2039 (w)	100,000	107,980
South Carolina Public Service Authority Rev. (Santee Cooper), “A”, 5%, 12/01/2038	85,000	85,060
South Carolina Public Service Authority Rev. (Santee Cooper), “B”, 5%, 12/01/2032	125,000	126,263
		$1,219,378

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tennessee – 0.9%
Knox County, TN, Health Educational & Housing Facility, Board Hospital Rev. (Covenant Health), “A”, 5%, 1/01/2042	$125,000	$125,731
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Vanderbilt University Medical Center), “A”, 5%, 7/01/2046	375,000	375,683
Metropolitan Nashville, TN, Airport Authority Improvement Rev., “B”, 5%, 7/01/2046	250,000	260,496
Rutherford County, Tennessee, Health & Educational Facilities Board, Student Housing Rev. (Madrone - MTSU Student Housing I, LLC Project), “A-1”, BAM, 5%, 7/01/2040	100,000	106,531
		$868,441
Texas – 9.2%
Arlington, TX, Higher Education Finance Corp., Education Rev. (Riverwalk Education Foundation, Inc.), 5%, 8/15/2042	$250,000	$264,188
Arlington, TX, Higher Education Finance Corp., Refunding Rev. (Basis Texas Charter Schools, Inc.), 5.125%, 6/15/2040	130,000	133,448
Austin, TX, Airport System Refunding Rev., “B”, 5%, 11/15/2034	500,000	557,723
Celina, TX, Special Assessment Refunding & Improvement Rev. (The Lakes at Mustang Ranch Public Improvement District Major Improvement Area and Phases #2-7 Project), AGM, 5%, 9/01/2035	250,000	268,178
Central Texas Regional Mobility Authority, Senior Lien Rev., “A”, 5%, 1/01/2044	320,000	330,482
EP Cimarron Ventanas, TX, Residential Development Rev. (Home Essential Function Housing Program), 4%, 12/01/2034	250,000	250,468
EP Cimarron Ventanas, TX, Residential Development Rev. (Lifestyles at Los Paseos), 4.125%, 12/01/2039	20,000	19,867
Fort Worth, TX, Chaparral PFC Residential Development Rev. (Chaparral Ranch Project), 4%, 10/01/2035	130,000	128,275
Fort Worth, TX, Public Facility Corp., Residential Development Rev. (Skyline Prairie Homes Project), 5%, 4/01/2036	305,000	330,104
Fort Worth, TX, Special Tax Rev. (Convention Center Venue Project), 5.5%, 3/01/2043	100,000	108,502
FW Ramble Public Facility Corp., Texas Residential Development Rev. (Ramble & Rose Project), 4%, 10/01/2035	110,000	107,468
Galveston, TX, Wharves & Terminal, First Lien Rev., 5.25%, 8/01/2037	250,000	267,240
Galveston, TX, Wharves & Terminal, First Lien Rev., 5.25%, 8/01/2039	100,000	105,967
Godley, TX, Combination Tax & Rev., Certificates of Obligation, BAM, 5.25%, 8/15/2042	135,000	146,088
Grey Forest, TX, Gas System Rev., BAM, 5%, 2/01/2041	340,000	366,568
Grey Forest, TX, Gas System Rev., BAM, 5%, 2/01/2042	125,000	134,291
Houston, TX, Airport System Refunding Rev., “A”, 5.25%, 7/01/2038	385,000	430,090
Houston, TX, Airport System Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B”, 5.25%, 7/15/2034	150,000	160,143
Houston, TX, Convention & Entertainment Facilities Department, First Lien Hotel Occupancy Tax & Special Refunding Rev., “C”, 5%, 9/01/2039	500,000	551,498
Houston, TX, Redevelopment Authority Tax Increment Contract Rev., AGM, 5%, 9/01/2037	150,000	164,016
Las Varas, TX, Public Facility Corp., Essential Function Housing Development (Amara Apartments), 4.25%, 10/01/2035	105,000	103,947
Lower Colorado River Authority, Transmission Contract Refunding Rev. (LCRA Transmission Services Corp. Project), 5%, 5/15/2046	230,000	236,025
Mission, TX, Economic Development Corp., Solid Waste Disposal Rev. (Graphic Packaging International LLC Project), 5%, 12/01/2064 (Put Date 6/01/2030)	100,000	103,145
Mission, TX, Economic Development Corp., Solid Waste Disposal Rev. (Graphic Packaging International LLC Project), 5%, 12/01/2064 (Put Date 6/01/2030) (w)	100,000	103,183
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Bella Vida Forefront Living Project), “B-3”, 4.25%, 10/01/2030	100,000	99,270
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Brazos Presbyterian Homes, Inc. Project), 5.25%, 1/01/2040	130,000	137,031
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), “A”, 5%, 1/01/2035	150,000	145,635
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Westminster Project), 5%, 11/01/2035	160,000	174,150
North Central Texas Housing Finance Corp., Single Family Mortgage Rev. (Guaranteed Mortgage-Backed Securities Program), “A”, GNMA, 4.15%, 7/01/2041	500,000	500,683
North Texas Higher Education Authority, Inc., Education Loan Rev., “A”, 5%, 6/01/2033	100,000	106,709
Pharr, TX, Tax & Revenue Certificates of Obligation, AGM, 5%, 8/15/2039	500,000	555,155
San Antonio, TX, Public Facilities Corp., Improvement & Lease Rev. (Convention Center Refinancing & Expansion Project) , 4%, 9/15/2042	390,000	375,574
Tarrant County, TX, Cultural Education Facilities Finance Refunding Rev. (Trinity Terrace Project), 5%, 10/01/2038	135,000	143,538
Texas Department of Housing & Community Affairs, Residential Mortgage Rev., GNMA, 5.75%, 1/01/2056	250,000	273,310
Texas Grand Parkway Transportation Corp., Grand Parkway System, Subordinate Tier Toll Rev. (TELA Supported), “A”, 5%, 10/01/2043	300,000	307,065
Texas Metrocare Services Rev., 5%, 11/01/2044	275,000	292,414
Texas Municipal Gas Acquisition & Supply Corp. V, Gas Supply Rev., 5%, 1/01/2055 (Put Date 1/01/2034)	250,000	267,291
Texas Private Activity Surface Transportation Corp. Rev. (NTE Mobility Partners Segments 3 LLC), 5.375%, 6/30/2038	160,000	168,711

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Texas – continued
Texas Public Finance Authority Rev. (Texas Southern University), BAM, 5.25%, 5/01/2039	$210,000	$227,176
		$9,144,616
Utah – 1.0%
Salt Lake City, UT, Airport Rev. (Salt Lake City International Airport), “A”, 5%, 7/01/2042	$295,000	$297,827
Salt Lake City, UT, Downtown Revitalization Public Infrastructure District, Sales Tax Rev. (SEG Redevelopment Project), “C”, 5%, 7/15/2035	100,000	100,269
Utah Charter School Finance Authority, Charter School Refunding Rev. (Voyage Academy Project), 5%, 4/15/2040	100,000	104,944
Utah Charter School Finance Authority, Charter School Rev. (Lakeview Academy), 5%, 4/15/2040	150,000	160,359
Utah Intermountain Power Agency, Power Supply Rev., “A”, 5%, 7/01/2038	260,000	280,658
		$944,057
Vermont – 0.3%
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2033	$250,000	$263,648
Virginia – 0.6%
Chesapeake, VA, Hospital Authority Facility Rev. (Chesapeake Regional Medical Center), 4%, 7/01/2036	$320,000	$320,276
Virginia Small Business Financing Authority Rev. (I-495 HOT Lanes Project), 5%, 12/31/2038	125,000	131,409
Virginia Small Business Financing Authority Rev. (I-495 HOT Lanes Project), 5%, 12/31/2040	125,000	130,697
		$582,382
Washington – 1.6%
Kenmore, WA, Limited Tax General Obligation, 5%, 12/01/2044	$250,000	$269,136
King County, WA, Housing Authority, Pooled Housing Refunding Rev., 5%, 7/01/2040	170,000	178,794
Pasco, WA, Local Improvement District No. 152, 5.375%, 8/01/2042	65,000	71,314
Seattle, WA, Port Intermediate Lien Refunding Rev., “A”, 5%, 5/01/2033	250,000	253,737
Seattle, WA, Port Intermediate Lien Refunding Rev., “A”, 5%, 5/01/2036	250,000	253,171
Vancouver, WA, Housing Authority, Multi-Family Rev. (Battle Ground Portfolio), “A”, 4.625%, 2/01/2044	100,000	99,557
Vancouver, WA, Housing Authority, Multi-Family Rev. (Cascara Project), “A”, 5%, 12/01/2042	125,000	136,556
Washington State Housing Finance Commission, Nonprofit Housing Refunding Rev. (Horizon House Project), 5%, 1/01/2038 (n)	250,000	250,315
Washington Various Purpose General Obligation, “A”, 5%, 8/01/2046	100,000	105,059
		$1,617,639
West Virginia – 0.3%
Ohio County, WV, Special District Excise Tax, Improvement Refunding Rev. (Fort Henry Economic Opportunity Development District-The Highland Project), “A”, AGM, 5%, 6/01/2040	$100,000	$108,652
West Virginia Economic Development Authority, University Facilities Refunding Rev. (Provident Group - Marshall Properties LLC - Marshall University Project), “A-1”, AGM, 5%, 7/01/2042	210,000	223,105
		$331,757
Wisconsin – 2.4%
Wisconsin Health & Educational Facilities Authority Rev. (Ascension Senior Credit Group), “A”, 4%, 11/15/2032	$175,000	$175,300
Wisconsin Public Finance Authority Rev. (Kahala Nui Project), 5%, 11/15/2037	150,000	161,966
Wisconsin Public Finance Authority, Air Cargo Obligated Group Rev. (AFCO Airport Real Estate Group), 5%, 7/01/2033	310,000	326,517
Wisconsin Public Finance Authority, Air Cargo Obligated Group Rev. (AFCO Airport Real Estate Group), 5.5%, 7/01/2037	100,000	105,366
Wisconsin Public Finance Authority, Education Rev. (Mater Academy of Nevada-Cactus Park Campus Project), “A”, 5%, 12/15/2035	105,000	107,889
Wisconsin Public Finance Authority, Education Rev. (Pinecrest Academy of Nevada - Pinecrest Academy Springs Campus Project), “A”, 4%, 7/15/2033	250,000	248,905
Wisconsin Public Finance Authority, Education Rev. (Triad Educational Services, Inc.), 5%, 6/15/2032	125,000	127,947
Wisconsin Public Finance Authority, Multi-Family Housing Rev. (Clipper Cove Apartments Project), 4%, 5/01/2036	370,000	369,755
Wisconsin Public Finance Authority, NHP Foundation Rev. (Emle Germantown Apartments), “A-1”, 4%, 5/01/2036	460,000	451,571
Wisconsin Public Finance Authority, Student Housing Facilities Rev. (Campus Real Estate Holding Corp. LLC Project), “A”, 5%, 6/01/2035	145,000	153,338
Wisconsin Public Finance Authority, Student Housing Rev. (KSU Bixby Real Estate Foundation LLC Project), “B”, 5.25%, 6/15/2035	100,000	109,239
		$2,337,793
Total Municipal Bonds		$95,273,922

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Mutual Funds – 4.5%
Money Market Funds – 4.5%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 3.56% (j)	4,504,900	$4,504,900

Other Assets, Less Liabilities – (0.8)%		(818,845)
Net Assets – 100.0%		$98,959,977

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $633,463, representing 0.6% of net assets.

(w)	When-issued security.

The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
COP	Certificate of Participation
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NPFG	National Public Finance Guarantee Corp.
VRDN
Variable rate demand note that may be puttable to the issuer at the option of the holder. The stated interest rate, which generally resets either daily or weekly, represents the rate in effect at period end and may not be the current rate.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$95,273,922	$—	$95,273,922
Investment Companies	4,504,900	—	—	4,504,900
Total	$4,504,900	$95,273,922	$—	$99,778,822
For further information regarding security characteristics, see the Portfolio of Investments.